Deutsche Investment Management Americas Inc.
One Beacon Street
Boston, MA 02108

April 14, 2011

Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

RE:
Post-Effective Amendment No. 95 to the Registration Statement on Form N-1A of DWS Emerging Markets Fixed Income Fund and DWS Global Bond Fund (each a “Fund”, and together the “Funds”), each a series DWS Global/International Fund, Inc. (the “Corporation”) (Reg. Nos. 033-05724, 811-04670)

Ladies and Gentlemen:

On behalf of the Fund, we are filing today through the EDGAR system Post-Effective Amendment No. 95 under the Securities Act of 1933, as amended (the “Securities Act”), to the Corporation’s Registration Statement on Form N-1A (“Amendment No. 95”).  Amendment No. 95 is being filed pursuant to Rule 485(b) under the Securities Act and Rule 8b-16 under the Investment Company Act of 1940, as amended.  Amendment No. 95 has been electronically coded to show changes from each Fund’s Prospectus and Statement of Additional Information filed with the Securities and Exchange Commission (the “Commission”) on February 14, 2011, in Post-Effective Amendment No. 93 under the Securities Act (“Amendment No. 93”).

As discussed with the staff (the “Staff”) of the Commission, Amendment No. 95 responds to Staff comments received with respect to Amendment No. 93 and makes such other non-material changes as may be appropriate.  A separate letter responding to comments received with respect to the Funds from the Staff’s review of Amendment No. 93 was filed on April 14, 2011 through the EDGAR system.  Pursuant to Rule 485(b), the Corporation has designated on the facing sheet to the Registration Statement that Amendment No. 95 become effective on April 15, 2011.  No fees are required in connection with this filing.

Having reviewed Amendment No. 95, the undersigned represents pursuant to Rule 485(b)(4) under the Securities Act that it does not contain disclosure that would render it ineligible to become effective pursuant to Rule 485(b).

Any comments or questions on this filing should be directed to the undersigned at (617) 295-3986.

Very truly yours,

/s/Scott D. Hogan

Scott D. Hogan
Vice President
Deutsche Investment Management Americas Inc.

cc:           Adam Schlichtmann, Esq., Ropes and Gray